UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

Rule 23c-2 Notice of Intention to

Redeem Securities

of

Nuveen Minnesota Quality Municipal Income Fund

333 West Wacker Drive

Chicago, Illinois 60606

under the

Investment Company Act of 1940

Investment Company Act File No. 811-22967

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it may redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the “Act”).

(1)	Title of the class of securities of Nuveen Minnesota Quality Municipal Income Fund (the “Fund”) to be redeemed:

Adjustable Rate MuniFund Term Preferred Shares, Series 2028, Liquidation Preference $100,000 per share (CUSIP #670734 508);

(2)	Date on which the securities are expected to be called or redeemed:

Adjustable Rate MuniFund Term Preferred Shares

Series	Date
Series 2028	During the period from December 3, 2026 to June 3, 2027

The Fund may redeem Adjustable Rate MuniFund Term Preferred Shares, Series 2028 on one or more different dates during the period set forth above, or on a subsequent date, due to market conditions or otherwise as determined by the Board of Trustees of the Fund.

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Adjustable Rate MuniFund Term Preferred Shares are to be redeemed pursuant to Section 2.5(c) of the Statement Establishing and Fixing the Rights and Preferences of Adjustable Rate MuniFund Term Preferred Shares of the Fund.

(4)	The number of shares to be redeemed and the basis upon which the shares to be redeemed are to be selected:

The Fund may redeem up to 318 of its currently outstanding Adjustable Rate MuniFund Term Preferred Shares, Series 2028, selected by lot (as determined by The Depository Trust Company).*

*The Fund may redeem up to the amount of the Adjustable Rate MuniFund Term Preferred Shares, Series 2028 listed above, but may redeem less or none. A notice providing the final amount of the Adjustable Rate MuniFund Preferred Shares, Series 2028, if any, to be redeemed by the Fund will be provided to the preferred shareholder(s) in accordance with the Statement Establishing and Fixing the Rights and Preferences of the Adjustable Rate MuniFund Term Preferred Shares, Series 2028 of the Fund.

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SIGNATURE

Pursuant to the requirement of Rule 23c-2 under the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 3rd day of November, 2026.

Nuveen MINNESOTA QUALITY MUNICIPAL INCOME FUND

By:	/s/ Mark L. Winget
Name:	Mark L. Winget
Title:	Vice President and Secretary

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